Consolidated Statements of Income and Comprehensive Income		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
REVENUE		¥ 628,508,022	$ 89,852,324	¥ 678,216,128	¥ 706,662,680
COSTS AND EXPENSES
Costs of revenue		599,151,842	85,655,526	650,692,322	678,673,925
Selling and marketing expenses		32,204,635	4,604,016	4,983,014	5,076,473
General and administrative expenses		11,338,598	1,620,980	11,103,170	12,111,923
Total costs and expenses		642,695,075	91,880,522	666,778,506	695,862,321
INCOME (LOSS) FROM OPERATIONS		(14,187,053)	(2,028,198)	11,437,622	10,800,359
OTHER INCOMES (EXPENSES)
Foreign exchange gain (loss)		(28,184)	(4,029)	3,382	42,147
Other income (expenses), net		(23,276)	(3,328)	80,660	59,317
Interest income (expenses), net		(1,193,818)	(170,670)	1,618,738	4,409,560
Total other income (expenses), net		(1,245,278)	(178,027)	1,702,780	4,511,024
INCOME (LOSS) BEFORE INCOME TAXES		(15,432,331)	(2,206,225)	13,140,402	15,311,383
Income tax expense		(2,758,784)	(394,399)	(4,488,595)	(5,939,941)
NET INCOME (LOSS)		(18,191,115)	(2,600,624)	8,651,807	9,371,442
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustments		262,363	37,508	(5,305,395)	(3,834,072)
COMPREHENSIVE INCOME (LOSS)		¥ (17,928,752)	$ (2,563,116)	¥ 3,346,412	¥ 5,537,370
Earnings (Loss) per share:
Earnings (Loss) per share - Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (0.45)	$ (0.06)	¥ 0.22	¥ 0.23
Earnings (Loss) per share - diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (0.45)	$ (0.06)	¥ 0.22	¥ 0.23
Weighted average number of ordinary shares outstanding:
Weighted average number of ordinary shares outstanding - Basic (in Shares)	[1]	40,367,123	40,367,123	40,000,000	40,000,000
Weighted average number of ordinary shares outstanding - diluted (in Shares)	[1]	40,367,123	40,367,123	40,000,000	40,000,000

[1]	Ordinary shares, shares associated amounts and per share data are presented on a retroactive basis to reflect the reorganization as described in Note 1, and to reflect a stock split and nominal share issuance as described in Note 12.